LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
LOSS PER SHARE

10.   LOSS PER SHARE

Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024

	(RMB, except share data)
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,008,005)	(1,957,543)	(2,038,536)
Denominator:
Weighted average number of ordinary shares outstanding	1,015,265,686	1,040,680,392	1,045,269,866
Basic and diluted loss per share	(1.98)	(1.88)	(1.95)

As a result of the Group’s net loss for the three years ended December 31, 2022, 2023 and 2024, the following weighted average number of the Company’s share options, and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	For the Year Ended December 31,
	2022	2023	2024
Share options	15,028,082	7,194,850	4,941,477
Restricted share units	21,358,045	18,970,100	32,663,733